ACCRUED EXPENSES	12 Months Ended
Dec. 31, 2011
ACCRUED EXPENSES [Abstract]
ACCRUED EXPENSES
18. ACCRUED EXPENSES

(in thousands of $)	2011	2010
Vessel operating and drydocking expenses	2,439	2,237
Administrative expenses	778	3,694
Interest expense	2,645	2,725
Provision for tax	2,903	919
	8,765	9,575